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                                     [LOGO]

                              --------------------
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886


Dear Shareholder,

   We are pleased to present The Empire Builder Tax Free Bond Fund Annual Report for the year ended February 28, 2001.

   A year ago, I said, "In our opinion, The Empire Builder Tax Free Bond Fund is well-positioned for the upcoming year." I am pleased to report that this prophecy was, if anything, understated. The Builder class was up 13.15% for the year, and the Premier class was up 13.53% for the year.

   This coming year, both the deteriorating economic conditions and the Federal Reserve Board's three rate cuts (with unquestionably several more to come) augur for a very strong bond market. In addition, tax-exempts are too close to taxable yields in the intermediate and longer maturities, and this should benefit the Fund considerably.

   We believe The Empire Builder Tax Free Bond Fund is a superb investment. Its no-load structure continues to offer the shareholder value because there is no charge to invest additional funds. We recommend our automatic investment program (also known as dollar cost averaging*) that allows you to follow a disciplined investment plan. Please call the customer service desk at 1-800-847-5886 for information on how to participate or purchase additional units.
We look forward to helping you meet your investment needs.

Sincerely,

/s/ SETH M. GLICKENHAUS

Seth M. Glickenhaus
President

Past performance does not guarantee future results.
Fund is distributed by Glickenhaus & Co.

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).

             Not FDIC insured.  May lose value.  No bank guarantee.

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                                     [LOGO]

                              --------------------
                               TAX FREE BOND FUND


Market Conditions during the Fund's Most Recent Fiscal Year.

   In the past year, the Federal Government started paying down the national debt by retiring portions of the 30-year Treasury bond. Because of the possibility of the 30-year Treasury bond disappearing as an investment vehicle, the market has adopted the 10-year Treasury as the leading indicator for the bond market.

   Interest rates in the 10-year government bond market for the fiscal year ended February 28, 2001 started at 6.38% and ended at 4.89%. This movement indicates a strong bond market, and we saw the value of investment grade New York tax-exempt bonds rise. The lower rates consequentially increased the value of our holdings.

   We try to enhance the value of the Fund whenever possible. We continue to manage the Fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

   The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made February 28, 1991 and a $20,000 investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 28, 2001, as well as the performance of the Lehman Municipal Bond Index over the same period.

   The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended December 31, 1998, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

   The graphs assume all dividends and distributions are reinvested at net asset value. Past performance is not predictive of future performance.

   The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

          13.15% for the one-year period beginning March 1, 2000 and ended February 28, 2001.

          4.98% for the five-year period beginning March 1, 1996 and ended February 28, 2001.

          6.27% for the ten-year period beginning March 1, 1991 and ended February 28, 2001.

                            [PLOT POINTS FOR GRAPH]

                             Empire Builder Tax Free            Lehman Municipal
Date                         Bond Fund Builder Class            Bond Index*
----                         -----------------------            ----------------
February 28, 1991                    $10,000                     $10,000
February 29, 1992                     10,999                      10,801.5
February 28, 1993                     12,514                      12,403.1
February 28, 1994                     13,205                      13,078.3
February 28, 1995                     13,454                      13,221.2
February 29, 1996                     14,941                      14,404
February 28, 1997                     15,766                      15,022.7
February 28, 1998                     17,208                      16,192.4
February 28, 1999                     18,266                      16,977.1
February 29, 2000                     17,885                      16,231.4
February 28, 2001                     20,093                      18,366.5

* An unmanaged portfolio

   The Fund's Premier Class shares' average annual total return for the periods indicated was as follows:

          13.53% for the one-year period beginning March 1, 2000 and ended February 28, 2001.

          5.72% for the period beginning April 15, 1996 (commencement of operations) and ended February 28, 2001.


                            [PLOT POINTS FOR GRAPH]

                             Empire Builder Tax Free            Lehman Municipal
Date                         Bond Fund Premier Class            Bond Index*
----                         -----------------------            ----------------
April 15, 1996                        $20,000                     $20,000.00
February 28, 1997                      21,378                      21,177.20
February 28, 1998                      23,333                      22,894.70
February 28, 1999                      24,768                      24,061.60
February 29, 2000                      24,251                      23,070.80
February 28, 2001                      27,245                      26,193.00

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                 Portfolio of Investments -- February 28, 2001


                                                                                          Principal           Value
 Credit Ratings**  Municipal Securities--94.6%                                             Amount           (Note 2)
 ----------------  ---------------------------                                             ------           --------
                   New York City--(4.4%)
     Aaa/AAA       New York City General Obligation, Series B, 5.25%, 8/1/2017,
                     Callable 8/1/2007 @ 101, (AMBAC)...............................    $     750,000   $        760,133
     Aaa/AAA       New York City General Obligation, Series B, 5.375%, 8/1/2022,
                     Callable 8/1/2007 @ 101, (MBIA)................................        1,250,000          1,263,825
       A2/A        New York City General Obligation, Series D, 5.125%, 8/1/2019,
                     Callable 8/1/2010 @ 101........................................        2,000,000          1,982,259
     Aaa/AAA       New York City General Obligation, Series H, 5.375%, 8/1/2027,
                     Callable 8/1/2008 @ 101, (FSA).................................          965,000            972,392
                                                                                                         ---------------
                   Total New York City..............................................                           4,978,609
                                                                                                         ---------------
                   New York City Agencies--(5.8%)
                   New York City Municipal Water Authority (2.9%)
     Aaa/AAA        New York City Municipal Water Finance Authority, Series B,
                       5.00%, 6/15/2029, Callable 6/15/2009 @ 101, (FSA)............        3,500,000          3,361,610
                   New York City Transitional Finance Authority (2.9%)
     Aa2/AA+        New York City Transitional Finance Authority, Future Tax
                       Secured, Series C, 5.00%, 5/1/2029, Callable 5/1/2009 @ 101..        3,500,000          3,347,050
                                                                                                         ---------------
                   Total New York City Agencies.....................................                           6,708,660
                                                                                                         ---------------
                   Other New York City Bonds--(2.7%)
     Aaa/AAA       New York City Industrial Development Agency Civic Facility,
                     Horace Mann School, 5.00%, 7/1/2023,
                       Callable 1/1/2009 @ 101, (MBIA)..............................        3,170,000          3,086,597
                                                                                                         ---------------
                   New York State Agencies--(51.7%)
                   New York State Dormitory Authority (30.2%)
      A3/AA-        Albany County Airport, 5.25%, 4/1/2013, Callable 4/1/2008
                       @ 101........................................................        1,200,000          1,242,864
     Aaa/AAA        City University, Series 1, 5.375%, 7/1/2024, Callable 1/1/2008
                       @ 102, (FGIC)................................................        2,000,000          2,025,760
     Aaa/AAA        Augustana Lutheran Home for the Aged Home, Series A, 5.50%,
                       8/1/2020, Callable 8/1/2010 @ 101, (MBIA)......................      1,000,000          1,023,010
     Aaa/AAA        Augustana Lutheran Home for the Aged Home, Series A, 5.50%,
                       8/1/2030, Callable 8/1/2010 @ 101, (MBIA)......................        750,000            761,243
      NR/AAA        Court Facilities, Westchester County, 5.25%, 8/1/2018, Callable
                       2/1/2009 @ 101, (MBIA).......................................        2,800,000          2,835,616
      NR/AAA        Heritage House Nursing Center, 7.00%, 8/1/2031, Callable
                       8/1/2001 @ 102, (FHA)........................................          460,000            472,595
     Aaa/AAA        Mt. Sinai School of Medicine, 6.75%, 7/1/2015, Callable
                       7/1/2001 @ 102, (MBIA).......................................        2,250,000          2,312,573
     Aaa/AAA        New York Medical College, 5.25%, 7/1/2013, Callable 7/1/2008 @
                       101, (MBIA)..................................................        1,015,000          1,052,799
     Aaa/AAA        New York University, Series A, 6.00%, 7/1/2017, Non Callable,
                       (MBIA).......................................................        1,000,000          1,131,000




    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                          Principal           Value
 Credit Ratings**  Municipal Securities--continued                                         Amount           (Note 2)
 ----------------  -------------------------------                                         ------           --------
                   New York State Agencies--continued
     Aaa/AAA        Office Facilities-Audit & Control, 5.00%, 4/1/2029,
                       Callable 4/1/2009 @ 101, (MBIA)..............................    $   5,000,000   $      4,810,200
      NR/AAA        Park Ridge Housing, Inc., 6.375%, 8/1/2020, Callable 8/1/2010
                       @ 101, (FNMA)................................................        1,000,000          1,089,530
      NR/AAA        Park Ridge Housing, Inc., 6.50%, 8/1/2025, Callable 8/1/2010 @
                       101, (FNMA)..................................................        1,470,000          1,608,224
     Aaa/AAA        Secured Hospital, Southside Hospital, 5.00%, 2/15/2018,
                       Callable 2/15/2008 @ 101.5, (MBIA)...........................        1,250,000          1,224,788
     Aaa/AAA        Special Acts School Districts Program, 6.00%, 7/1/2019,
                       Callable 7/1/2005 @ 102, (MBIA)..............................        3,540,000          3,760,011
      NR/AAA        State University, 5.375%, 7/1/2021, Callable 7/1/2008 @ 102,
                       (MBIA).......................................................        1,190,000          1,210,420
     Aaa/AAA        State University Educational Facilities, 5.125%, 5/15/2021,
                       Callable 5/15/2008 @ 101, (MBIA).............................        3,000,000          2,975,550
     Aaa/AAA        Upstate Community Colleges, Series A, 6.00%, 7/1/2019, Callable
                       7/1/2010 @ 101, (FSA)........................................        1,000,000          1,094,900
     Aaa/AAA        Upstate Community Colleges, Series A, 6.00%, 7/1/2020, Callable
                       7/1/2010 @ 101, (FSA)........................................          845,000            923,188
     Aaa/AAA        Upstate Community Colleges, Series A, 5.00%, 7/1/2028, Callable
                       7/1/2009 @ 101, (MBIA).......................................        3,000,000          2,887,380
                   New York State Environmental Facilities Corp. (1.4%)
     Aaa/AAA        Water Pollution Control Revenue, Revolving Fund, Water Pooled
                       Loan, 5.90%, 1/15/2018, Callable 1/15/2006 @ 102.............        1,510,000          1,607,848
                   New York State Housing Finance Agency (3.4%)
     Aaa/AAA        Housing Project Mortgage Revenue Bonds, Series A, 6.125%,
                       11/1/2020, Callable 5/1/2006 @ 102, (FSA)....................        1,460,000          1,533,496
      Aa1/NR        Multi-Family Housing, Secured Mortgage Program, 6.45%,
                       8/15/2014, Callable 2/15/2004 @ 102, (SONYMA Insured)........        2,245,000          2,380,104
                   New York State Medical Care Facilities Finance Agency (3.0%)
     Aaa/AAA        Hospital and Nursing Home, St. Vincent's Hospital Project,
                       6.20%, 2/15/2021, Callable 2/15/2004 @ 102, (AMBAC)(FHA).....        1,060,000          1,115,406
     Aaa/AAA        Long Term Health Care, 6.50%, 11/1/2015, Callable 11/1/2002 @
                       102, (FSA)(SONYMA Insured)...................................        2,245,000          2,358,889
                   New York State Power Authority (4.2%)
     Aa2/AA-        New York State Power Authority Series A, 5.00%, 11/15/2018,
                       Callable 12/15/2005 @ 100....................................        2,950,000          2,915,662
     Aa2/AA-        New York State Power Authority Series A, 5.25%, 11/15/2030,
                       Callable 11/15/2010 @ 100....................................        1,900,000          1,891,355
                   New York State Thruway Authority (2.9%)
     Aa3/AA-        Highway & Bridge, Series D, 5.375%, 1/1/2027,
                       Callable 1/1/2007 @ 102......................................        3,280,000          3,309,946
                   New York State Urban Development Corporation (5.2%)
      NR/AAA        Correctional Facilities Services, 5.00%, 1/1/2025,
                       Callable 1/1/2009 @ 101, (MBIA)..............................        1,500,000          1,453,200



    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                          Principal            Value
 Credit Ratings**  Municipal Securities--continued                                          Amount           (Note 2)
 ----------------  -------------------------------                                          ------           --------
                   New York State Agencies--continued
      NR/AAA        Correctional Facilities Services, Series A, 5.00%, 1/1/2028,
                       Calllable 1/1/2008 @ 102, (FSA)..............................    $    2,500,000   $      2,410,425
      A3/AA-        Empire State Development Corporation, University Facilities
                       Grants, 6.00%, 1/1/2009, Non Callable........................           905,000          1,003,681
      A3/AA-        Youth Facilities, 5.75%, 4/1/2008, Callable 4/1/2005 @ 102 .....         1,000,000          1,074,700
                   Triborough Bridge & Tunnel Authority (1.4%)
     Aaa/AAA        Special Obligation, Series A, 5.25%, 1/1/2012,
                       Callable 1/1/2008 @ 101, (FGIC)..............................         1,500,000          1,571,025
                                                                                                          ---------------
                   Total New York State Agencies....................................                           59,067,388
                                                                                                          ---------------
                   Other New York State Bonds--(28.2%)
     Aaa/AAA       Albany County Airport Authority Revenue, Series B, 5.25%,
                     12/15/2026, Callable 12/15/2010 @ 101, (FGIC)..................         2,760,000          2,764,582
     Baa1/NR       Albany Housing Authority, Ltd. Obligation, 6.25%, 10/1/2012,
                     Callable 10/1/2005 @ 102.......................................         1,000,000          1,085,270
     Aaa/AAA       Buffalo Municipal Water Finance Authority, Water System Revenue,
                     5.75%, 7/1/2019, Callable 7/1/2005 @ 102, (FGIC)...............           500,000            522,550
      Aa2/AA       Dutchess County Industrial Development Agency Civic Facility,
                     Vassar College, 5.35%, 9/1/2040, Callable 9/1/2011 @ 101.......         5,000,000          4,999,950
     Aaa/AAA       Evans, General Obligation, 6.80%, 4/15/2012, Non Callable, Bank
                     Qualified, (AMBAC).............................................           225,000            269,411
     Aaa/AAA       Evans, General Obligation, 6.80%, 4/15/2013, Non Callable, Bank
                     Qualified, (AMBAC).............................................           225,000            271,726
      NR/AAA       Lillian Cooper Housing Development Corporation Mortgage Revenue,
                     Series A, 7.00%, 1/1/2022, Callable 7/1/2001 @ 100, (FNMA)
                     (FHA)..........................................................         1,100,000          1,106,259
     Aaa/AAA       Long Island Power Authority, Series A, 5.25%, 12/1/2026, Callable
                     6/1/2008 @ 101, (AMBAC)........................................         1,600,000          1,590,928
     Aaa/AAA       Long Island Power Authority, Series A, 5.125%, 12/1/2022,
                     Callable 6/1/2008 @ 101, (FSA).................................         4,000,000          3,935,320
      NR/AAA       Monroe County Industrial Development Agency Civic Facility,
                     Nazareth College, 5.25%, 4/1/2023, Callable 4/1/2008 @ 101,
                     (MBIA).........................................................           500,000            502,130
     Aaa/AAA       Mount Sinai Union Free School District, General Obligation,
                     6.20%, 2/15/2012, Non Callable, (AMBAC)........................         1,065,000          1,218,104
     Aaa/AAA       North Hempstead, General Obligation, Series B, 6.375%,
                     4/1/2009, Non Callable, (FGIC).................................           570,000            652,017
     Aaa/AAA       North Hempstead, General Obligation, Series B, 6.40%, 4/1/2010,
                     Non Callable, (FGIC)...........................................           560,000            645,277
      NR/AAA       Oneida County Industrial Development Agency, Mohawk Valley
                     Network, St. Luke's Memorial Hospital, 5.00%, 1/1/2013,
                     Callable 1/1/2008 @ 101, (FSA).................................         2,000,000          2,047,140
     Aaa/AAA       Oneida County, General Obligation, 0.00%, 4/15/2015, Non
                     Callable, (AMBAC)..............................................           500,000            247,020
      A1/AA-       Port Authority of New York & New Jersey, 5.00%, 1/15/2036,
                     Callable 7/15/2008 @ 101.......................................         5,500,000          5,255,359


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                          Principal            Value
 Credit Ratings**  Municipal Securities--continued                                          Amount           (Note 2)
 ----------------  -------------------------------                                          ------           --------
                   Other New York State Bonds--continued
     Aaa/AAA       Suffolk County General Obligation, Series C, 5.00%, 9/15/2015,
                     Callable 9/15/2008 @ 101, (FGIC)...............................    $      965,000   $        972,981
     Aaa/AAA       Suffolk County General Obligation, Series C, 5.00%, 9/15/2016,
                     Callable 9/15/2008 @ 101, (FGIC)...............................           550,000            551,128
     Aaa/AAA       Suffolk County General Obligation, Series C, 5.00%, 9/15/2017,
                     Callable 9/15/2008 @ 101, (FGIC)...............................           480,000            477,854
     Aaa/AAA       Suffolk County General Obligation, Series D, 5.00%, 11/1/2015,
                     Callable 11/1/2008 @ 101, (FGIC)...............................         1,125,000          1,134,371
     Aaa/AAA       Suffolk County General Obligation, Series D, 5.00%, 11/1/2016,
                     Callable 11/1/2008 @ 101, (FGIC)...............................         1,110,000          1,112,242
      NR/A-        Westchester County Industrial Development Agency Civic Facility,
                     Lawrence Hospital, Series A, 5.125%, 1/1/2018,
                     Callable 1/1/2008 @ 102........................................           950,000            910,148
                                                                                                          ---------------
                   Total Other New York State Bonds.................................                           32,271,767
                                                                                                          ---------------
                   New York City Transitional Finance Authority Variable
                   Rate--(0.9%)
      Aa2/NR       New York City Transitional Finance Authority, Future Tax Secured,
                     Series C, 3.05% (VR)*, 5/1/2028, (SPA-Bayerische Landesbank)...         1,000,000          1,000,000
                                                                                                          ---------------
                   Other Municipal Bonds--(0.9%)
                   Guam (0.9%)
     Aaa/AAA        Guam Government Limited Obligation Highway Revenue, Series A,
                       6.25%, 5/1/2007, Callable 5/1/2002 @ 102, (FSA)..............         1,000,000          1,046,760
                                                                                                          ---------------
                   Total Municipal Securities (Cost $104,452,174)...................                          108,159,781
                   Short Term Investments--(4.4%)
                   Dreyfus New York Municipal Cash Management Fund..................         5,000,000          5,000,000
                                                                                                          ---------------
                   Total Investments (Cost $109,452,174) (a)--99.0%.................                          113,159,781
                   Other Assets in Excess of Liabilities--1.0%......................                            1,195,675
                                                                                                          ---------------
                   Total Net Assets--100.0%.........................................                      $   114,355,456
                                                                                                          ===============

---------------
Percentages indicated are based on net assets of $114,355,456.
*   Variable rate note that is a liquid cash equivalent.
(a) Represents cost for federal income tax purposes and differs from the value by net unrealized appreciation of securities as follows:

  Unrealized appreciation .........................................   $  3,965,072
  Unrealized depreciation .........................................       (257,465)
                                                                      ------------
  Net unrealized appreciation .....................................   $  3,707,607
                                                                      ============



    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

       Moody's               Standard & Poor's
         Aaa                        AAA               Instrument judged to be of the highest quality and
                                                      carrying the smallest amount of investment risk.

         Aa                         AA                Instrument judged to be of high quality by all standards.

          A                          A                Instrument judged to be adequate quality by all standards.

         Baa                        BBB               Instrument judged to be moderate quality by all standards.

         NR                         NR                Not Rated. In the opinion of the Investment Adviser,
                                                      instrument judged to be of comparable investment quality
                                                      to rated securities which may be purchased by the Fund.


For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Abbreviations used in this statement:

AMBAC Insured as to principal and interest by the American Municipal Bond Assurance Corporation.

FGIC Insured as to principal and interest by the Financial Guarantee Insurance Corporation.

FHA            Insured by the Federal Housing Administration.

FNMA           Insured by the Federal National Mortgage Association.

FSA            Insured as to principal and interest by Financial Security
               Assurance.

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

SONYMA Insured as to principal and interest by the State of New York Mortgage Association.

VR             Variable Rate Note.


    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statement of Assets and Liabilities
                               February 28, 2001


Assets:
 Investments in securities, at value (cost $109,452,174) (Note 2) ......................   $     113,159,781
 Cash ..................................................................................              85,224
 Interest receivable ...................................................................           1,207,985
 Prepaid expenses ......................................................................              26,894
                                                                                           -----------------
   Total Assets ........................................................................         114,479,884
Liabilities:
 Income distribution payable ......................................   $           27,272
 Advisory fee payable (Note 4) ....................................               34,426
 Administrative services fee payable (Note 4) .....................                3,780
 Other accrued expenses ...........................................               58,950
                                                                       -----------------
   Total Liabilities ...................................................................             124,428
                                                                                           -----------------
Net Assets .............................................................................   $     114,355,456
                                                                                           =================
Net Assets:
Net assets consist of:
 Paid-in capital .......................................................................   $     110,671,565
 Accumulated net investment income .....................................................              26,241
 Accumulated net realized gain/(loss) on investments including
 futures contracts ......................................................................            (49,957)
 Net unrealized appreciation/(depreciation) on investments .............................           3,707,607
                                                                                           -----------------
Net Assets .............................................................................   $     114,355,456
                                                                                           =================
Shares of Beneficial Interest:
Builder Class:
 Shares of beneficial interest outstanding ........................            3,049,042
                                                                       =================
 Net asset value, offering and redemption price per share
   ($53,937,3107/3,049,042 shares) .................................   $           17.69
                                                                       =================
Premier Class:
 Shares of beneficial interest outstanding ........................            3,415,240
                                                                       =================
 Net asset value, offering and redemption price per share
   ($60,418,146/73,415,240 shares) .................................   $           17.69
                                                                       =================



    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND


                            Statement of Operations
                          Year Ended February 28, 2001

Income:
 Interest .........................................................................    $       5,966,375
 Dividend .........................................................................               74,027
                                                                                       -----------------
                                                                                               6,040,402
Expenses:

 Advisory fees (Note 4) .......................................   $         433,160

 Administrative services fees (Note 4) ........................             200,000

 Transfer agency and dividend disbursing fees (Builder Class)
(Note 4)  .....................................................             219,772

 Transfer agency and dividend disbursing fees (Premier Class)
(Note 4)  .....................................................              50,803

 Custody ......................................................              51,310

 Fund accounting fees and expenses (Note 4) ...................              57,058

 Trustees' fees and expenses  .................................              22,899

 Other ........................................................             105,258
                                                                  -----------------

   Total expenses .............................................           1,140,260

   Less: Custody fee credit ...................................             (19,265)
                                                                  -----------------

 Total net expenses ...............................................................            1,120,995
                                                                                       -----------------

Investment income--net ............................................................            4,919,407
                                                                                       -----------------
Realized and Unrealized Gain on Investments (Notes 2 and 3)

 Net realized gain/(loss) on investments including futures
contracts  ....................................................           1,792,561

 Net increase/(decrease) in unrealized appreciation/
(depreciation) on
   investments ................................................           7,045,483
                                                                  -----------------

   Net gain on investments ........................................................            8,838,044
                                                                                       -----------------

Net Increase in Net Assets Resulting From Operations ..............................    $      13,757,451
                                                                                       =================




    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      Statements of Changes in Net Assets



                                                      Year Ended     Year Ended
                                                       02/28/01       02/29/00
                                                     ------------   ------------
Change in Net Assets:
Operations:
Net investment income.............................   $  4,919,407   $  5,251,466
Net realized gain/(loss) on investments including
futures contracts.................................      1,792,561     (1,835,956)
Net increase/(decrease) in unrealized
appreciation/(depreciation) on
investments.......................................      7,045,483     (8,493,207)
                                                     ------------   ------------
Net increase/(decrease) in net assets resulting
from operations...................................     13,757,451     (5,077,697)
                                                     ------------   ------------
Distributions to shareholders from:
Net investment income--Builder Class..............     (2,234,535)    (2,403,704)
Net investment income--Premier Class..............     (2,684,872)    (2,847,747)
Net realized gains on investments--Builder Class..             --        (81,511)
Net realized gains on investments--Premier Class..             --        (91,093)
                                                     ------------   ------------
Total distributions...............................     (4,919,407)    (5,424,055)
                                                     ------------   ------------
Capital Transactions:
Proceeds from sale of shares--Builder Class.......      3,512,317      2,843,152
Proceeds from sale of shares--Premier Class.......      2,789,341      1,818,926
Proceeds from reinvestment of income and capital
gains distributions--
Builder Class.....................................      1,971,474      2,236,662
Proceeds from reinvestment of income and capital
gains distributions--
Premier Class.....................................      2,297,262      2,554,586
Cost of shares redeemed--Builder Class............     (6,078,246)    (7,378,777)
Cost of shares redeemed--Premier Class............     (4,957,939)    (6,856,669)
                                                     ------------   ------------
Net increase/(decrease) in net assets from capital
share transactions................................       (465,791)    (4,782,120)
                                                     ------------   ------------
Net increase/(decrease) in net assets.............      8,372,253    (15,283,872)
Net Assets:
Beginning of period...............................    105,983,203    121,267,075
                                                     ------------   ------------
End of period.....................................   $114,355,456   $105,983,203
                                                     ============   ============
Undistributed net investment income included in
net assets at end of period.......................   $     26,241   $     26,241
                                                     ============   ============
Share Transactions:
Issued--Builder Class.............................        206,272        167,065
Issued--Premier Class.............................        164,051        106,750
Reinvested--Builder Class.........................        115,937        132,492
Reinvested--Premier Class.........................        135,063        151,284
Redeemed--Builder Class...........................       (358,879)      (436,684)
Redeemed--Premier Class...........................       (293,631)      (409,232)
                                                     ------------   ------------
Change in shares..................................        (31,187)      (288,325)
                                                     ============   ============




    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Financial Statements

1.  Description and Shares of the Fund:

   The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

   The Fund seeks as high a level of current income exempt from Federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

   The Fund offers two classes of shares; the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

   Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Use of Estimates

   Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

   Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

   Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

Security Transactions and Investment Income

   Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

Taxes

   The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

   In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

Futures Contracts

   The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax-exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

   Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

Distributions and Dividends

   Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

Determination of Net Asset Value and Allocation of Expenses

   In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

Recent Accounting Pronouncements

   In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). The revised version of the Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on fixed income securities. The Fund currently does not amortize premiums or accrete discounts in all cases. Upon adoption, the Fund will be required to record a cumulative effect adjustment to conform with accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase on unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Fund. At this time, the Fund has completed its analysis and has determined that the effect of the adjustment will be immaterial.

Other

   The Fund maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income-producing asset if it had not agreed to a reduction of fees or expenses under the expense offset arrangement with the Fund's custodian.

3.  Purchases and Sales of Investment Securities:

   Purchases and sales of investment securities, excluding short-term investments, during the year ended February 28, 2001, amounted to $126,281,209 and $132,396,395, respectively.

4.  Advisory Fees and Other Related Party Transactions:

   The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000.

   Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 28, 2001, there was no reduction of advisory fees pursuant to this agreement.

   BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Fund's administrator, transfer agent, fund accountant and assists the Fund in

                     THE EMPIRE BUILDER TAX FREE BOND FUND
all aspects of its administration and operation. BISYS is entitled to receive fees as well as be reimbursed for certain out-of-pocket expenses incurred for providing these services.

5.  Off-Balance-Sheet Risk and Derivatives:

   The Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Futures contracts are one type of derivative financial instrument and are used by the Fund to hedge against changes in the values of New York tax-exempt bonds that the Fund owns or expects to purchase. Although futures contracts are not used by the Fund for the purpose of leveraging or speculating, they can result in additional risks if used improperly. The objective in buying or selling a derivative instrument is to increase or decrease a Fund's exposure to changing security prices and interest rates. If the Adviser misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Adviser's original intent to reduce risk.

6.  Federal Income Tax Information (Unaudited):

   As of February 28, 2001, the Fund had net capital loss carry-forwards for tax purposes of $49,957 which will be available through fiscal year end 2008 to offset any future net capital gains.

   During the year ended February 28, 2001, the Fund declared tax-exempt income distributions of $4,906,504.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              Financial Highlights
     For a share of beneficial interest outstanding throughout each period


                                         Year Ended         Year Ended          Year Ended
                                     -----------------   -----------------  -----------------
                                     February 28, 2001   February 29, 2000  February 28, 1999
                                     -----------------   -----------------  -----------------
                                     Builder   Premier  Builder    Premier  Builder   Premier
                                      Class     Class    Class      Class    Class     Class
                                     -------   -------  -------    -------  -------   -------
Net Asset Value, Beginning of Period $ 16.32   $ 16.32  $ 17.88    $ 17.88  $ 18.22   $ 18.22
                                     -------   -------  -------    -------  -------   -------
Income from Investment Operations:
   Net investment income............    0.73      0.79     0.78       0.84     0.75      0.80
   Net realized and unrealized
    gains/(losses) on securities....    1.37      1.37    (1.55)     (1.56)    0.11      0.12
                                     -------   -------  -------    -------  -------   -------
   Total from Investment
    Operations......................    2.10      2.16    (0.77)     (0.72)    0.86      0.92
                                     -------   -------  -------    -------  -------   -------
Less Distributions:
 Dividends from net investment
   income...........................   (0.73)    (0.79)   (0.76)     (0.81)   (0.75)    (0.81)
 Distributions from net realized
   capital gains....................      --        --    (0.03)     (0.03)   (0.45)    (0.45)
                                     -------   -------  -------    -------  -------   -------
 Total distributions ...............   (0.73)    (0.79)   (0.79)     (0.84)   (1.20)    (1.26)
                                     -------   -------  -------    -------  -------   -------
Net Asset Value, End of Period...... $ 17.69   $ 17.69  $ 16.32    $ 16.32  $ 17.88   $ 17.88
                                     =======   =======  =======    =======  =======   =======
Total Return (excludes sales charge)   13.15%    13.53%   (4.39)%    (4.12)%   4.87%     5.17%
Ratios/Supplementary Data:
 Net Assets, End of Period
   (in thousands)................... $53,937   $60,418  $50,347    $55,636  $57,610   $63,657
 Ratios of Net Investment
   Income to Average
   Net Assets.......................    4.31%     4.65%    4.47%      4.75%    4.15%     4.44%
 Ratios of Expenses to Average
   Net Assets.......................    1.20%     0.86%    1.08%      0.79%    1.11%     0.82%
 Ratios of Expenses to Average
   Net Assets*......................    1.22%     0.88%    1.12%      0.83%    1.15%     0.86%
 Portfolio Turnover Rate (c) .......  121.96%   121.96%   90.84%     90.84%  174.34%   174.34%


                                          Year Ended       Period Ended**
                                       -----------------  -----------------
                                      February 28, 1998   February 28, 1997
                                       -----------------  -----------------
                                      Builder    Premier  Builder   Premier
                                       Class      Class    Class     Class
                                      -------    -------  -------   -------
Net Asset Value, Beginning of Period  $ 17.73    $ 17.73  $ 17.96   $ 17.57
                                      -------    -------  -------   -------
Income from Investment Operations:
   Net investment income............     0.79       0.84     0.84      0.75
   Net realized and unrealized
    gains/(losses) on securities....     0.56       0.56    (0.10)     0.29
                                      -------    -------  -------   -------
   Total from Investment
    Operations......................     1.35       1.40     0.74      1.04
                                      -------    -------  -------   -------
Less Distributions:
 Dividends from net investment
   income...........................    (0.79)     (0.84)   (0.84)    (0.75)
 Distributions from net realized
   capital gains....................    (0.07)     (0.07)   (0.13)    (0.13)
                                      -------    -------  -------   -------
 Total distributions ...............    (0.86)     (0.91)   (0.97)    (0.88)
                                      -------    -------  -------   -------
Net Asset Value, End of Period......  $ 18.22    $ 18.22  $ 17.73   $ 17.73
                                      =======    =======  =======   =======
Total Return (excludes sales charge)     7.82%      8.08%    4.30%     6.03%(a)
Ratios/Supplementary Data:
 Net Assets, End of Period
   (in thousands)...................  $59,091    $64,439  $59,133   $59,356
 Ratios of Net Investment
   Income to Average
   Net Assets.......................     4.42%      4.66%    4.81%     4.88%(b)
 Ratios of Expenses to Average
   Net Assets.......................     1.06%      0.81%    1.03%     0.93%(b)
 Ratios of Expenses to Average
   Net Assets*......................     1.16%      0.91%    1.07%     0.97%(b)
 Portfolio Turnover Rate (c) .......   201.00%    201.00%  181.00%   181.00%

---------------
* The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

**  Premier Class commenced operations on April 15, 1996.

(a) Not annualized.

(b) Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



    The accompanying notes are an integral part of the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Empire Builder Tax Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Empire Builder Tax Free Bond Fund (hereafter referred to as the "Fund") at February 28,
2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Columbus, Ohio
April 16, 2001

                      [This page intentionally left blank]

                                 THE MANAGEMENT

                             Trustees and Officers


Trustees

SETH M. GLICKENHAUS,* Chairman of the Board of Trustees
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Retired Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law


Officers

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

GEORGETTE L. PRIGAL
Vice President and Secretary of the Fund; Vice President, BISYS Fund Services

GARY R. TENKMAN
Treasurer of the Fund; Vice President, Financial Services, BISYS Fund Services

ALAINA V. METZ
Assistant Secretary of the Fund; Chief
Administrative Officer, Administration and
Regulatory Services, BISYS Fund Services











* Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company
  Act of 1940.

                                     [LOGO]

                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886






                                     [LOGO]


                               TAX FREE BOND FUND
                                 Annual Report
                               February 28, 2001

                       Investment Adviser and Distributor
                               Glickenhaus & Co.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                         BISYS Fund Services Ohio, Inc.
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                         State Street Bank & Trust Co.
                            800 Pennsylvania Avenue
                                   5th Floor
                           Kansas City, MO 64105-1307

                                 Legal Counsel
                                  Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                           PricewaterhouseCoopers LLP
                              100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886
   This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

   101604